EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2020 CAD ($) funded_defined_benefit_pension_plan	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan	3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan	2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan	1
Net defined benefit liability (asset)	$ 212.8	$ 212.6
Letters of credit outstanding, amount	60.6	58.9
Post-employment benefits – defined benefit plans	40.0	38.4
Finance expense	5.6	5.7
Finance costs, capitalized	$ 3.0	2.5
Weighted average duration of defined benefit obligation, period	18 years
Percentage of reasonably possible increase in actuarial assumption	0.25%
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	$ 15.8	15.4
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	4.3	5.5
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	14.3	11.8
Present value of defined benefit obligation | Unfunded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 93.7	$ 91.9	$ 85.8